Note 17 - Tangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	€ 7,191	€ 8,941
Changes In Tangible Assets Abstract
Tangible Assets At The End	7,229	7,191	€ 8,941
Land And Buildings [Member] | Fow Own Use [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning			4,401
Land And Buildings [Member] | Fow Own Use [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	5,490	6,176	5,858
Changes In Tangible Assets Abstract
Additions Tangible Assets	445	49	30
Retirements Tangible Assets	(98)	(42)	(85)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	0
Disposals Of Entities In The Year Tangible Assets	0	0	(7)
Transfers Tangible Assets	64	(273)	676
Exchange differences and other tangible assets	38	(420)	(296)
Tangible Assets At The End	5,939	5,490	6,176
Land And Buildings [Member] | Fow Own Use [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	1,076	1,116	1,103
Changes In Tangible Assets Abstract
Additions Tangible Assets	120	127	106
Retirements Tangible Assets	(36)	(26)	(72)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	0
Disposals Of Entities In The Year Tangible Assets	(3)	0	0
Transfers Tangible Assets	(31)	(53)	(1)
Exchange differences and other tangible assets	12	(88)	(20)
Tangible Assets At The End	1,138	1,076	1,116
Land And Buildings [Member] | Fow Own Use [Member] | Impairment member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	315	379	354
Changes In Tangible Assets Abstract
Additions Tangible Assets	30	5	48
Retirements Tangible Assets	0	(2)	(2)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	0
Disposals Of Entities In The Year Tangible Assets	0	0	0
Transfers Tangible Assets	(77)	(58)	(1)
Exchange differences and other tangible assets	(51)	(9)	(20)
Tangible Assets At The End	217	315	379
Land And Buildings [Member] | Fow Own Use [Member] | Carrying Amount Member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	4,099	4,681	4,401
Changes In Tangible Assets Abstract
Tangible Assets At The End	4,584	4,099	4,681
Work In Progress Member [Member] | Fow Own Use [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning			545
Work In Progress Member [Member] | Fow Own Use [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	234	240	545
Changes In Tangible Assets Abstract
Additions Tangible Assets	78	128	320
Retirements Tangible Assets	(17)	(29)	(29)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	0
Disposals Of Entities In The Year Tangible Assets	0	0	0
Transfers Tangible Assets	(177)	(57)	(544)
Exchange differences and other tangible assets	(48)	(48)	(52)
Tangible Assets At The End	70	234	240
Work In Progress Member [Member] | Fow Own Use [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	0	0	0
Changes In Tangible Assets Abstract
Additions Tangible Assets	0	0	0
Retirements Tangible Assets	0	0	0
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	0
Disposals Of Entities In The Year Tangible Assets	0	0	0
Transfers Tangible Assets	0	0	0
Exchange differences and other tangible assets	0	0	0
Tangible Assets At The End	0	0	0
Work In Progress Member [Member] | Fow Own Use [Member] | Impairment member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	0	0	0
Changes In Tangible Assets Abstract
Additions Tangible Assets	0	0	0
Retirements Tangible Assets	0	0	0
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	0
Disposals Of Entities In The Year Tangible Assets	0	0	0
Transfers Tangible Assets	0	0	0
Exchange differences and other tangible assets	0	0	0
Tangible Assets At The End	0	0	0
Work In Progress Member [Member] | Fow Own Use [Member] | Carrying Amount Member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	234	240	545
Changes In Tangible Assets Abstract
Tangible Assets At The End	70	234	240
Furniture Fixtures And Vehicles [Member] | Fow Own Use [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning			3,077
Furniture Fixtures And Vehicles [Member] | Fow Own Use [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	6,628	7,059	7,628
Changes In Tangible Assets Abstract
Additions Tangible Assets	404	397	563
Retirements Tangible Assets	(492)	(264)	(468)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	0
Disposals Of Entities In The Year Tangible Assets	0	0	(1)
Transfers Tangible Assets	(12)	(186)	(386)
Exchange differences and other tangible assets	(214)	(378)	(277)
Tangible Assets At The End	6,314	6,628	7,059
Furniture Fixtures And Vehicles [Member] | Fow Own Use [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	4,380	4,461	4,551
Changes In Tangible Assets Abstract
Additions Tangible Assets	469	553	561
Retirements Tangible Assets	(403)	(235)	(461)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	0
Disposals Of Entities In The Year Tangible Assets	0	0	0
Transfers Tangible Assets	(22)	(146)	(37)
Exchange differences and other tangible assets	(212)	(253)	(153)
Tangible Assets At The End	4,212	4,380	4,461
Furniture Fixtures And Vehicles [Member] | Fow Own Use [Member] | Impairment member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	0	0	0
Changes In Tangible Assets Abstract
Additions Tangible Assets	0	0	5
Retirements Tangible Assets	0	0	0
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	0
Disposals Of Entities In The Year Tangible Assets	0	0	0
Transfers Tangible Assets	0	0	0
Exchange differences and other tangible assets	0	0	(5)
Tangible Assets At The End	0	0	0
Furniture Fixtures And Vehicles [Member] | Fow Own Use [Member] | Carrying Amount Member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	2,248	2,598	3,077
Changes In Tangible Assets Abstract
Tangible Assets At The End	2,102	2,248	2,598
For Own Use Tangible Assets [Member] | Total [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning			8,021
For Own Use Tangible Assets [Member] | Total [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	12,352	13,473	14,029
Changes In Tangible Assets Abstract
Additions Tangible Assets	927	574	913
Retirements Tangible Assets	(607)	(335)	(582)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	0
Disposals Of Entities In The Year Tangible Assets	0	0	(8)
Transfers Tangible Assets	(125)	(516)	(254)
Exchange differences and other tangible assets	(224)	(844)	(625)
Tangible Assets At The End	12,323	12,352	13,473
For Own Use Tangible Assets [Member] | Total [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	5,456	5,577	5,654
Changes In Tangible Assets Abstract
Additions Tangible Assets	589	680	667
Retirements Tangible Assets	(439)	(261)	(533)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	0
Disposals Of Entities In The Year Tangible Assets	(3)	0	0
Transfers Tangible Assets	(53)	(199)	(38)
Exchange differences and other tangible assets	(200)	(341)	(173)
Tangible Assets At The End	5,350	5,456	5,577
For Own Use Tangible Assets [Member] | Total [Member] | Impairment member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	315	379	354
Changes In Tangible Assets Abstract
Additions Tangible Assets	30	5	53
Retirements Tangible Assets	0	(2)	(2)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	0
Disposals Of Entities In The Year Tangible Assets	0	0	0
Transfers Tangible Assets	(77)	(58)	(1)
Exchange differences and other tangible assets	(51)	(9)	(25)
Tangible Assets At The End	217	315	379
For Own Use Tangible Assets [Member] | Total [Member] | Carrying Amount Member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	6,581	7,519	8,021
Changes In Tangible Assets Abstract
Tangible Assets At The End	6,756	6,581	7,519
Investment Property [Member] | Total [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning			1,467
Investment Property [Member] | Total [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	228	1,163	2,391
Changes In Tangible Assets Abstract
Additions Tangible Assets	11	1	62
Retirements Tangible Assets	(149)	(90)	(117)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	0
Disposals Of Entities In The Year Tangible Assets	0	0	(3)
Transfers Tangible Assets	(5)	(698)	(986)
Exchange differences and other tangible assets	116	(148)	(184)
Tangible Assets At The End	201	228	1,163
Investment Property [Member] | Total [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	13	63	116
Changes In Tangible Assets Abstract
Additions Tangible Assets	5	13	23
Retirements Tangible Assets	(8)	(7)	(10)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	0
Disposals Of Entities In The Year Tangible Assets	0	0	0
Transfers Tangible Assets	(2)	(31)	(55)
Exchange differences and other tangible assets	3	(25)	(11)
Tangible Assets At The End	11	13	63
Investment Property [Member] | Total [Member] | Impairment member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	20	409	808
Changes In Tangible Assets Abstract
Additions Tangible Assets	(25)	37	90
Retirements Tangible Assets	(27)	(10)	(9)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	0
Disposals Of Entities In The Year Tangible Assets	0	0	0
Transfers Tangible Assets	(3)	(276)	(380)
Exchange differences and other tangible assets	62	(140)	(100)
Tangible Assets At The End	27	20	409
Investment Property [Member] | Total [Member] | Carrying Amount Member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	195	691	1,467
Changes In Tangible Assets Abstract
Tangible Assets At The End	163	195	691
Assests Leased Out Under An Operating Lease [Member] | Total [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning			456
Assests Leased Out Under An Operating Lease [Member] | Total [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	492	958	668
Changes In Tangible Assets Abstract
Additions Tangible Assets	0	201	337
Retirements Tangible Assets	(1)	(93)	(97)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	0
Disposals Of Entities In The Year Tangible Assets	0	(552)	0
Transfers Tangible Assets	0	0	84
Exchange differences and other tangible assets	(105)	(22)	(34)
Tangible Assets At The End	386	492	958
Assests Leased Out Under An Operating Lease [Member] | Total [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	77	216	202
Changes In Tangible Assets Abstract
Additions Tangible Assets	0	0	0
Retirements Tangible Assets	0	(21)	(17)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	0
Disposals Of Entities In The Year Tangible Assets	0	(134)	0
Transfers Tangible Assets	0	0	55
Exchange differences and other tangible assets	(1)	16	(24)
Tangible Assets At The End	76	77	216
Assests Leased Out Under An Operating Lease [Member] | Total [Member] | Impairment member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	0	10	10
Changes In Tangible Assets Abstract
Additions Tangible Assets	0	0	0
Retirements Tangible Assets	0	0	0
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	0
Disposals Of Entities In The Year Tangible Assets	0	(10)	0
Transfers Tangible Assets	0	0	0
Exchange differences and other tangible assets	0	0	0
Tangible Assets At The End	0	0	10
Assests Leased Out Under An Operating Lease [Member] | Total [Member] | Carrying Amount Member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	415	732	456
Changes In Tangible Assets Abstract
Tangible Assets At The End	310	415	732
Total [Member] | Total [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning			9,944
Total [Member] | Total [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	13,072	15,594	17,088
Changes In Tangible Assets Abstract
Additions Tangible Assets	938	776	1,312
Retirements Tangible Assets	(757)	(518)	(796)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	0
Disposals Of Entities In The Year Tangible Assets	0	(552)	(11)
Transfers Tangible Assets	(130)	(1,214)	(1,156)
Exchange differences and other tangible assets	(213)	(1,014)	(843)
Tangible Assets At The End	12,910	13,072	15,594
Total [Member] | Total [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	5,546	5,856	5,972
Changes In Tangible Assets Abstract
Additions Tangible Assets	594	693	690
Retirements Tangible Assets	(447)	(289)	(560)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	0
Disposals Of Entities In The Year Tangible Assets	(3)	(134)	0
Transfers Tangible Assets	(55)	(230)	(38)
Exchange differences and other tangible assets	(198)	(350)	(208)
Tangible Assets At The End	5,437	5,546	5,856
Total [Member] | Total [Member] | Impairment member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	335	798	1,172
Changes In Tangible Assets Abstract
Additions Tangible Assets	5	42	143
Retirements Tangible Assets	(27)	(12)	(11)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	0
Disposals Of Entities In The Year Tangible Assets	0	(10)	0
Transfers Tangible Assets	(80)	(334)	(381)
Exchange differences and other tangible assets	11	(149)	(125)
Tangible Assets At The End	244	335	798
Total [Member] | Total [Member] | Carrying Amount Member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	7,191	8,941	9,944
Changes In Tangible Assets Abstract
Tangible Assets At The End	€ 7,229	€ 7,191	€ 8,941